Angel Oak Mortgage Trust 2025-3 ABS-15G

Exhibit 99.29

Loan ID (Purchasing Lender)	Loan Number (Selling Lender)	Exception ID	Exception ID Date	Condition Category	Condition Standardized Description	Condition ID	Exception Level	Status	Condition Custom Description	Cleared Date	Compensating Factors	Lender Response	Comments	Loan Status	Moody's Initial Exception Grade	Moody's Final Exception Level Grade	Fitch Initial Exception Grade	Fitch Final Exception Level Grade	S&P Initial Exception Grade	S&P Final Exception Level Grade	Kroll Initial Exception Grade	Kroll Final Exception Level Grade	DBRS Initial Exception Grade	DBRS Final Exception Level Grade
2025030311	XXX	XXX	XXX	Compliance	Missing Evidence of Re-disclosure and a valid XXX for the total amount of the Closing Disclosure XXX% Category fees (XXX) that increased by more than XXX% from the amount disclosed on the prior Loan Estimate or Closing Disclosure.	XXX	1	Closed	Missing XXX for increased recording fee on XXX issued XXX on page 408. Lender credit of $XXX was applied prior to recording fee increasing, not valid to apply.
									The total amount of Closing Disclosure XXX% Category fees ($XXX) increased by more than XXX% from the total amount disclosed on the Loan Estimate sent on XXX, ($XXX). The total amount of fees in this category cannot exceed ($XXX) unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3)(ii); 12 CFR 1026.19(e)(3)(iv); 12 CFR 1026.19(f)(2)(v)).	XXX	Verified credit history - Borrower representative score is XXX and Co-borrower's is XXX. Guideline minimum required score is XXX. ; Low LTV/CLTV/HCLTV - Low XXX% LTV when guidelines allow up to XXX%. ;		XXX XXX received, finding cleared after resubmission with valid XXX.	XXX	C	A	C	A	C	A	C	A	C	A
2025030311	XXX	XXX	XXX	Credit	Back-end Ratio exception (DTI)	XXX	1	Closed	Review DTI XXX% exceeds the approved DTI XXX% by more than XXX%. The reason for the variance is an excluded obligation and departure residence XXX. -- Lender to provide updated 1008 if XXX is not addressed/cleared.	XXX	Verified credit history - Borrower representative score is XXX and Co-borrower's is XXX. Guideline minimum required score is XXX. ; Low LTV/CLTV/HCLTV - Low XXX% LTV when guidelines allow up to XXX%. ;	XXX - Exception is cleared with the attached updated 1008; Approved DTI XXX% / Review DTI XXX% (Revolving Debt Paid by Business Excluded Refer XXX), variance < XXX% (Max XXX%).	XXX - Exception is cleared with the attached updated 1008; Approved DTI XXX% / Review DTI XXX% (Revolving Debt Paid by Business Excluded Refer XXX), variance < XXX% (Max XXX%).	XXX	C	A	C	A	C	A	C	A	C	A
2025030311	XXX	XXX	XXX	Credit	Undisclosed or Excluded Debt	XXX	1	Closed	1) Missing sufficient documentation to exclude the departure XXX and XXX. If both of these are included, DTI is XXX%.
Departure residence XXX- Missing sales agreement to verify the property is currently under contract.;

2) XXX - Missing evidence the business has been paying this obligation for the past XXX months. No business bank statements, transaction histories, or payment history in the file.	XXX	Verified credit history - Borrower representative score is XXX and Co-borrower's is XXX. Guideline minimum required score is XXX. ; Low LTV/CLTV/HCLTV - Low XXX% LTV when guidelines allow up to XXX%. ;	XXX - Exception is cleared with the attached updated 1008; Approved DTI XXX% / Review DTI XXX% (Revolving Debt Paid by Business Excluded), variance < XXX% (Max XXX%).

XXX - "XXX and XXX bank statements; Capital One statements showing the payments that match the bank statement payments. Pending documentation for departure residence." -- Finding remains. Recd XXX XXX statements to evidence complete XXX that the business is paying the revolving debt. Still missing is a copy of the purchase contract for departing residence.

XXX - "Business bank statements; Departing residence not included - Per guidelines, excluding the payment on the departing requires XXX reserves on that property. Please see attached asset analysis". ** Finding remains.

Recd XXX - XXX business asset statements to document business is paying the revolving debt. Missing XXX month statement to complete XXX months verification. Billing statement reflects payment authorized XXX, however, it does not provide the account that the payment was to debited from.

												Also recd asset analysis worksheet. Missing is a copy of the purchase contract for departing residence.	XXX - Exception is cleared with the attached updated 1008; Approved DTI XXX% / Review DTI XXX% (Revolving Debt Paid by Business Excluded), variance < XXX% (Max XXX%).	XXX	C	A	C	A	C	A	C	A	C	A
2025030311	XXX	XXX	XXX	Credit	Missing Evidence of Liquidation of Assets for Cash to Close	XXX	1	Closed	Liquid funds total $XXX, cash to close is $XXX after receipt of the $XXX gift. Missing evidence of liquidation of funds to close.	XXX	Verified credit history - Borrower representative score is XXX and Co-borrower's is XXX. Guideline minimum required score is XXX. ; Low LTV/CLTV/HCLTV - Low XXX% LTV when guidelines allow up to XXX%. ;	XXX - Exception is cleared with the attached incoming wire notification to title confirming liquidation, XXX.	XXX - Exception is cleared with the attached incoming wire notification to title confirming liquidation, XXX.	XXX	C	A	C	A	C	A	C	A	C	A
2025030311	XXX	XXX	XXX	Property	Property Inspection Date is prior to disaster declaration begin date	XXX	1	Closed	Subject property is located in a XXX, XXX, with individual assistance designation. Missing XXX inspection.	XXX	Verified credit history - Borrower representative score is XXX and Co-borrower's is XXX. Guideline minimum required score is XXX. ; Low LTV/CLTV/HCLTV - Low XXX% LTV when guidelines allow up to XXX%. ;		XXX XXX received reflecting no damage was noted as of inspection date of XXX.	XXX	C	A	C	A	C	A	C	A	C	A
2025030310	XXX	XXX	XXX	Credit	Insufficient Verified Funds to Close	XXX	1	Closed	Missing sufficient documentation for earnest money deposits. Without these funds, insufficient funds for closing and for reserves. Payment schedule p163 reflects XXX earnest money deposits received by wire, none of the bank statements in the file reflect the clearance of these wires.
XXX
XXX
XXX
XXX
XXX
XXX	XXX	Low DTI - DTI XXX%, up to XXX% acceptable.; Verified credit history - FICO XXX, minimum required XXX.;	XXX - Exception is cleared with the attached bank statement and corresponding invoice to source deposit of $XXX on XXX from business. Bank statements to source XXX clearing borrowers accounts previously provided XXX. Cash to close / reserve requirements met excluding $XXX transfer posted XXX.

XXX - Recd Citizens XXX-XXX statements dates XXX, XXX, and XXX.

**Statements reflecting the clearance of XXX wires received, statements reflect the following unsourced large deposits:

$XXX XXX from XXX, not reflected on the XXX bank statement for Citizens **XXX
$XXX transfer from **XXX, this account is not documented in the file.
												If these deposits are backed out, there are insufficient funds for reserves.	XXX - Exception is cleared with the attached bank statement and corresponding invoice to source deposit of $XXX on XXX from business. Bank statements to source XXX clearing borrowers accounts previously provided XXX. Cash to close / reserve requirements met excluding $XXX transfer posted XXX.	XXX	C	A	C	A	C	A	C	A	C	A
2025030310	XXX	XXX	XXX	Property	Missing Required Property Inspection	XXX	1	Closed	Missing XXX inspection report. Subject is in XXX which was a XXX area as of XXX.	XXX	Low DTI - DTI XXX%, up to XXX% acceptable.; Verified credit history - FICO XXX, minimum required XXX.;	XXX - Exception is cleared wit the attached XXX confirming no damage to subject property completed XXX.

XXX - "Per XXX Guidelines, this date is not based on when XXX declared the XXX and is based on the incident date. The inspection provided was completed after the incident date for XXX. Guidelines- Sellers are responsible for identifying areas impacted by a XXX and ensuring the subject property has not been adversely affected. The XXX policy applies to properties located in: A XXX declared XXX (available on XXX) or Areas where there is knowledge of an adverse event occurring near and around the subject property location The guidelines for XXX areas should be followed for XXX days from the disaster declaration date as published by XXX." -- Finding remains. Inspection date of XXX is prior to XXX date of XXX.

XXX - "The XXX inspection was completed on XXX, after the incident date for XXX of XXX. This is determined by the incident date of the XXX and not the date declared by XXX. Please clear." -- Finding remains. Initial inspection was completed for XXX, declaration date XXX. XXX declaration date XXX.

												XXX - Recd XXX confirming no damage from XXX. -- Finding remains. Subject is located in a XXX impacted by subsequent XXX XXX, which is after the inspection date of XXX.	XXX - Exception is cleared wit the attached XXX confirming no damage to subject property completed XXX.	XXX	C	A	C	A	C	A	C	A	C	A
2025030312	XXX	XXX	XXX	Credit	Income Documentation is Insufficient	XXX	1	Closed	1. Missing exception to use XXX Rentalizer figure rather than the market rent from the appraisal. Per guidelines for DSCR on short term rentals, the lesser of these two figures should be used, in the subject's case that is the appraisal market rent. DSCR using appraisal market rent is XXX, which the borrower does not qualify for due to LTV exceeding XXX%.
2. Missing complete  XXX Rentalizer supporting monthly rent of $XXX.  Screenshot of the estimate is in the file (p343), however a complete report was not provided.  Unable to confirm the requirements per guidelines:
-Minimum XXX comparable properties within XXX miles of subject or have the same XXX code
-XXX month forecast period must be within XXX days of the application date and XXX days of the Note date
3. Appraisal notes that the subject is being rented as a short term rental, but the market rent appears to be based on long term rentals (p51).	XXX	Verified housing payment history - XXX required, XXX documented in the file.; Verified reserves - XXX months reserves or $XXX required. XXX months or $XXX reserves documented in the borrower's XXX.;	XXX - Recd XXX code map to show properties are in the same XXX code. Zoomed images of the area (with street names) uploaded to Trailing Docs to evidence data is consistent with the XXX report data, maps, and comps. Guidelines require comps to be within XXX miles of subject or in same XXX code. NOTE: Per guidelines purchase transactions one or the lesser of multiple verifications: XXX% of rental income for XXX (Occupancy XXX% > XXX% / XXX comps same zip / XXX mo forecast), XXX income on appraisal, and or XXX-month income statement from XXX party management company. XXX meets guideline requirements.

XXX - Recd XXX Property Earning Potential Report completed XXX, projected revenue $XXX.
--Finding remains.

- Missing investor acknowledgement to use XXX rent.
Appraiser did not provide short term rental income. XXX requires the lesser of XXX% rental income from XXX, XXX income on appraisal, or most recent XXX-month income statement from the seller's XXX party management company.

-  XXX Property Earning Potential Report does not reflect comparable addresses or distance from the subject property.
Per XXX, XXX comparables must be within XXX miles of subject and in the same XXX code.

XXX - "XXX was used for the short term rental calculation. The appraiser's calculation is not being used because it was completed as long term and short term rents were used to qualify. XXX shows XXX% occupancy rate and has XXX comps within XXX miles." Included is XXX. -- Finding remains.

- Missing investor acknowledgement to use XXX rent. Appraiser did not provide short term rental income.
XXX requires the lesser of XXX% renal income from XXX, XXX income on appraisal, or most recent XXX-month income statement from the seller's XXX XXX company.

- XXX does not provide comparable information. Per XXX, XXX comparables must be within XXX miles of subject and in the same XXX code.

												- XXX is missing XXX-month forecast within XXX days of application XXX and XXX days of the note date XXX.	XXX - Recd XXX XXX map to show properties are in the same XXX code. Zoomed images of the area (with street names) uploaded to Trailing Docs to evidence data is consistent with the XXX report data, maps, and comps. Guidelines require comps to be within XXX miles of subject or in same XXX code. NOTE: Per guidelines purchase transactions one or the lesser of multiple verifications: XXX% of rental income for XXX (Occupancy XXX% > XXX% / XXX comps same XXX / XXX XXX forecast), XXX income on appraisal, and or XXX-month income statement from 3rd party management company. XXX meets guideline requirements.	XXX	C	A	C	A	C	A	C	A	C	A
2025030312	XXX	XXX	XXX	Credit	Guideline Exception(s)	XXX	1	Closed	Missing business purpose certification as required by the guidelines.	XXX	Verified housing payment history - XXX required, XXX documented in the file.; Verified reserves - XXX months reserves or $XXX required. XXX months or $XXX reserves documented in the borrower's XXX.;	XXX - Exception is cleared with the attached Business Purpose and Occupancy Certification.	XXX - Exception is cleared with the attached Business Purpose and Occupancy Certification.	XXX	C	A	C	A	C	A	C	A	C	A
2025030312	XXX	XXX	XXX	Credit	Fraud report alerts have not been addressed	XXX	1	Closed	Missing documentation used to clear the participant list hit for the underwriter XXX (p469, 475)	XXX	Verified housing payment history - XXX required, XXX documented in the file.; Verified reserves - XXX months reserves or $XXXrequired. XXX months or $XXX reserves documented in the borrower's XXX.;		XXX - Exception is cleared with attestation that the XXX middle initial is XXX, participant hit middle initial is XXX. Updated XXX with the middle initial returned no hits.	XXX	C	A	C	A	C	A	C	A	C	A
2025030314	XXX	XXX	XXX	Compliance	Missing Legal Description on Mortgage/DOT	XXX	1	Closed	Missing Exhibit A to the Mortgage.	XXX	Low DTI - XXX% DTI is below XXX% maximum per guidelines.; Disposable Income - Borrowers have $XXX in disposable income.;	XXX - Exception is cleared with the attached copy of the Mortgage with title commitment Exhibit A. Mortgage includes XXX, thus satisfactorily identifying the subject property.	XXX - Exception is cleared with the attached copy of the Mortgage with title commitment Exhibit A. Mortgage includes XXX, thus satisfactorily identifying the subject property.	XXX	C	A	C	A	C	A	C	A	C	A
2025030314	XXX	XXX	XXX	Property	Property Inspection Date is prior to disaster declaration begin date	XXX	1	Closed	Subject is located in a XXX: XXX. Missing XXX property inspection. NOTE: Subject is not located in an XXX area for XXX.	XXX	Low DTI - XXX% DTI is below XXX% maximum per guidelines.; Disposable Income - Borrowers have $XXX in disposable income.;	XXX- "Please review as this property is not in a XXX declared county. Property is in XXX County." -- Subject is not located in an individual assistance designated area.	Subject is not located in an individual assistance designated area.	XXX	C	A	C	A	C	A	C	A	C	A
2025030316	XXX	XXX	XXX	Credit	Credit Documentation is Insufficient	XXX	1	Closed	Missing XXX number for XXX.	XXX	Verified housing payment history - XXX combined months of mortgage payment history paid XXX per credit report. ; Verified credit history - XXX representative credit score when guideline requires XXX.;	XXX - Exception is cleared with the attached documented XXX for XXX.	XXX - Exception is cleared with the attached documented XXX for XXX.	XXX	C	A	C	A	C	A	C	A	C	A
2025030316	XXX	XXX	XXX	Compliance	Note is Incomplete	XXX	1	Closed	Missing copy of fully executed Note. Entered information from Mortgage/DOT in file. No copy of subject Note in file. Only Note in file is for property at XXX.	XXX	Verified housing payment history - XXX combined months of mortgage payment history paid XXX per credit report. ; Verified credit history - XXX representative credit score when guideline requires XXX.;	XXX - Exception is cleared with the attached copy of the executed Note.	XXX - Exception is cleared with the attached copy of the executed Note.	XXX	C	A	C	A	C	A	C	A	C	A
2025030316	XXX	XXX	XXX	Credit	Final 1003 Application is Incomplete	XXX	1	Closed	Final executed 1003 is deficient (p. 12). Missing current Address and years at address. XXX is blank. There is an additional copy of a 1003 (p.188) that is not executed but discloses the missing information.	XXX	Verified housing payment history - XXX combined months of mortgage payment history paid XXX per credit report. ; Verified credit history - XXX representative credit score when guideline requires XXX.;	XXX - Exception is cleared with the attached borrower esigned updated 1003.	XXX- Exception is cleared with the attached borrower esigned updated 1003.	XXX	C	A	C	A	C	A	C	A	C	A
2025030316	XXX	XXX	XXX	Credit	Hazard Insurance Coverage Amount is Insufficient	XXX	1	Closed	Missing evidence of rent loss insurance in amount of minimum XXX months.	XXX	Verified housing payment history - XXX combined months of mortgage payment history paid XXX per credit report. ; Verified credit history - XXX representative credit score when guideline requires XXX.;		XXX - Guideline for this program does not require rent loss insurance, guidelines state to follow XXX which does not require rent loss insurance.	XXX	C	A	C	A	C	A	C	A	C	A
2025030320	XXX	XXX	XXX	Credit	XXX - Schedule B Exception	XXX	1	Closed	Title B Exception XXX, leaking underground storage tank, not addressed.	XXX	Verified housing payment history - Credit report confirms XXX months satisfactory mortgage rating.; Verified credit history - Middle credit scores XXX > XXX Minimum Required.; Low LTV/CLTV/HCLTV - XXX% LTV < XXX% Max Allowed.; Verified reserves - XXX+ Months Verified PITIA Reserves on Subject Property > XXX Months Required.;	XXX - Recd copy of the recorded XXX Notice confirming no further remediation determination was granted.	XXX - Recd copy of the recorded XXX Environmental Notice confirming no further remediation determination was granted.	XXX	C	A	C	A	C	A	C	A	C	A
2025030320	XXX	XXX	XXX	Credit	Income Calculation Discrepancy	XXX	2	Acknowledged	Investor acknowledged exception granted for inconsistent income distributions (pg 150,157).	XXX	Verified housing payment history - Credit report confirms XXX months satisfactory mortgage rating.; Verified credit history - Middle credit scores XXX > XXX Minimum Required.; Low LTV/CLTV/HCLTV - XXX% LTV < XXX% Max Allowed.; Verified reserves - XXX+ Months Verified PITIA Reserves on Subject Property > XXX Months Required.;		Client: XXX Investor Acknowledged Exception	XXX	C	B	C	B	C	B	C	B	C	B
2025030320	XXX	XXX	XXX	Credit	Fraud report alerts have not been addressed	XXX	1	Closed	Drive Score XXX, high risk fraud findings were not cleared by lender (pg 844).	XXX	Verified housing payment history - Credit report confirms XXX months satisfactory mortgage rating.; Verified credit history - Middle credit scores XXX > XXX Minimum Required.; Low LTV/CLTV/HCLTV - XXX% LTV < XXX% Max Allowed.; Verified reserves - XXX+ Months Verified PITIA Reserves on Subject Property > XXX Months Required.;	XXX - Recd fraud report with XXX/Low Caution Score and all high risk fraud findings addressed.	XXX - Recd fraud report with XXX Caution Score and all high risk fraud findings addressed.	XXX	C	A	C	A	C	A	C	A	C	A
2025030319	XXX	XXX	XXX	Credit	Missing Underwriter Loan Approval	XXX	1	Closed	Missing Lender Loan Approval. 1008 only in file (p. 845).	XXX	Verified housing payment history - XXX combined months of mortgage history paid XXX per credit report. ; Low DTI - Low DTI of XXX% on a Second Home refinance when guidelines allow up to XXX%. ; Disposable Income - Borrowers have low DTI of XXX% and residual income exceeding $XXX per month. ; Verified credit history - XXX representative score when guidelines require a minimum of XXX per matrix (g/line p. 93/99);	XXX - Exception is cleared with the attached underwriting conditional approval.	XXX - Exception is cleared with the attached underwriting conditional approval.	XXX	D	A	D	A	D	A	D	A	D	A
2025030319	XXX	XXX	XXX	Compliance	No proof borrower(s) can receive documents via the electronic method as intended	XXX	1	Closed	Missing B1 eConsent. E-Sign Consent Printout (Page 411) shows B1 as pending consent.	XXX	Verified housing payment history - XXX combined months of mortgage history paid XXX per credit report. ; Low DTI - Low DTI of XXX% on a Second Home refinance when guidelines allow up to XXX%. ; Disposable Income - Borrowers have low DTI of XXX% and residual income exceeding $XXX per month. ; Verified credit history - XXX representative score when guidelines require a minimum of XXX per matrix (g/line p. 93/99);	XXX - Exception is cleared with the attached eConsent details for XXX confirming XXX accepted eConsent date XXX.	XXX - Exception is cleared with the attached eConsent details for XXX confirming XXX accepted eConsent date XXX.	XXX	C	A	C	A	C	A	C	A	C	A
2025030319	XXX	XXX	XXX	Credit	Second Home not Allowed	XXX	1	Closed	Subject property is less than XXX miles in distance from the primary residence. No evidence of Investor acknowledged exception.

Guidelines state (p. 17/99) that Second Home or secondary property located in a central city when the primary home is located in a suburb but the owner works in the city. Generally the property should be located in a natural second home; market typically located at least XXX miles from the the applicants primary residence.
XXX	Verified housing payment history - XXX combined months of mortgage history paid XXX per credit report. ; Low DTI - Low DTI of XXX% on a Second Home refinance when guidelines allow up to XXX%. ; Disposable Income - Borrowers have low DTI of XXX% and residual income exceeding $XXX per month. ; Verified credit history - XXX representative score when guidelines require a minimum of XXX per matrix (g/line p. 93/99);	XXX XXX - Recd response from investor, We are good with this one as a second home.

XXX - "in XXX The word typically can be interpreted differently.  Their guidelines do not state must be XXX miles away. Borrower’s current residence is in XXX county which is a very residential area. XXX is directly across from XXX and commuting to XXX from XXX is quick and short – XXX bus, XXX, XXX.  It’s also more affordable to reside in XXX than it is in XXX)."
												--Finding remains. Missing borrower letter of explanation for second home located < XXX miles from primary residence.	XXX - Recd response from investor, We are good with this one as a second home.	XXX	C	A	C	A	C	A	C	A	C	A
2025030319	XXX	XXX	XXX	Credit	Missing Employment doc (XXX)	XXX	1	Closed	Missing verification of self-employment for minimum XXX years per guideline requirements (p. 34/99). Missing verification of length of self-employment on both borrowers. CPA letter in file (p.273) does not confirm and states the XXX was converted from a XXX proprietorship to a partnership but does not confirm when.	XXX	Verified housing payment history - XXX combined months of mortgage history paid XXX per credit report. ; Low DTI - Low DTI of XXX% on a Second Home refinance when guidelines allow up to XXX%. ; Disposable Income - Borrowers have low DTI of XXX% and residual income exceeding $XXX per month. ; Verified credit history - XXX representative score when guidelines require a minimum of XXX per matrix (g/line p. 93/99);	XXX - Recd XXX search confirming self-employment > XXX years is in support of the CPA letter and XXX months business bank statements in file.	XXX - Recd XXX search confirming self-employment > XXX years is in support of the CPA letter and XXX months business bank statements in file.	XXX	C	A	C	A	C	A	C	A	C	A
2025030319	XXX	XXX	XXX	Credit	Unacceptable Mortgage History	XXX	1	Closed	Missing line of credit open date and satisfactory verification of mortgage payment history on Line of Credit loan with XXX secured by borrower's primary residence. Per Statement in file (p. 323), no evidence of satisfactory history noted. Late charges are reflected but unable to determine when and if greater than XXX days.	XXX	Verified housing payment history - XXX combined months of mortgage history paid XXX per credit report. ; Low DTI - Low DTI of XXX% on a Second Home refinance when guidelines allow up to XXX%. ; Disposable Income - Borrowers have low DTI of XXX% and residual income exceeding $XXX per month. ; Verified credit history - XXX representative score when guidelines require a minimum of XXX per matrix (g/line p. 93/99);	XXX - Exception is cleared with the attached documentation evidencing that the existing XXX on primary residence was recently purchased by lender; XXX months satisfactory mortgage rating confirmed on XXX (XXX same as Provident XXX).	XXX- Exception is cleared with the attached documentation evidencing that the existing XXX on primary residence was recently purchased by lender; XXX months satisfactory mortgage rating confirmed on XXX (XXX same as Provident XXX).	XXX	C	A	C	A	C	A	C	A	C	A
2025030321	XXX	XXX	XXX	Credit	Missing Underwriter Loan Approval	XXX	1	Closed	Missing Lender Approval. File contains 1008 (p. 270) only.	XXX	Verified housing payment history - XXX combined months of mortgage payments paid XXX per credit report. ; Verified reserves - XXX months reserves remain after closing. XXX and guidelines require XXX months for subject and XXX months for each additional financed XXX.; Verified credit history - XXX representative credit score when guideline matrix required XXX. ;	XXX- Exception is cleared with the attached approval notice.

XXX- Lender posted response is insufficient to satisfy the exception.
												--Finding remains. Manual underwritten loans requires a loan approval/underwriting decision.	XXX - Exception is cleared with the attached approval notice.	XXX	D	A	D	A	D	A	D	A	D	A
2025030321	XXX	XXX	XXX	Credit	Fraud report alerts have not been addressed	XXX	1	Closed	Missing satisfactory updated and rescored Fraud Tool. Most recent fraud tool (10/16) in file (p. 1080) reflects Auto Refer with XXX score.	XXX	Verified housing payment history - XXX combined months of mortgage payments paid XXX per credit report. ; Verified reserves - XXX months reserves remain after closing. XXX and guidelines require XXX months for subject and XXX months for each additional financed XXX.; Verified credit history - XXX representative credit score when guideline matrix required XXX. ;	XXX- Recd rescored fraud report (XXX/XXX), high risk fraud finding cleared.

XXX - Attached re-scored fraud report (XXX) did not input the non-borrowing spouse/title holder, XXX, as a participant. Cleared comments reflect, "all added".

XXX - "Please clarify comment. A Re-scored report was provided with Pass and XXX Score".
--Finding remains. Most recent fraud report rescored XXX reflects auto refer. Missing rescored fraud report after XXX report.

XXX- Attached fraud report is the initial submission (XXX).
												--Finding remains. Missing most recent resubmission satisfactory rescore after report submitted XXX with XXX refer.	XXX - Recd rescored fraud report (800/Pass), high risk fraud finding cleared.	XXX	C	A	C	A	C	A	C	A	C	A
2025030315	XXX	XXX	XXX	Compliance	Missing Legal Description on Mortgage/DOT	XXX	1	Closed	Missing Exhibit A Legal Description.	XXX	Verified credit history - XXX Credit score exceeds minimum XXX score per guidelines.; Disposable Income - Borrower has $XXX in disposable income.;	XXX - Recd copy of recorded DOT that contains exhibit A.	XXX - Recd copy of recorded DOT that contains exhibit A.	XXX	C	A	C	A	C	A	C	A	C	A
2025030315	XXX	XXX	XXX	Compliance	XXX account disclosure statement not delivered at closing	XXX	1	Closed	Missing executed Initial XXX Disclosure.	XXX	Verified credit history - XXX Credit score exceeds minimum XXX score per guidelines.; Disposable Income - Borrower has $XXX in disposable income.;	XXX - Exception is cleared with the attached XXX.	XXX- Exception is cleared with the attached XXX.	XXX	C	A	C	A	C	A	C	A	C	A
2025030315	XXX	XXX	XXX	Compliance	Missing Evidence of Re-disclosure and a valid XXX for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure	XXX	1	Closed	Missing XXX or general credit for addition of Loan Discount Fee on CD issued XXX. XXX dated XXX pg 272 does not disclose a reason for a change. --
The amounts disclosed on the last Closing Disclosure for the following fee(s) have increased above the amount disclosed on the Loan Estimate sent on XXX: Loan Discount. Each fee within the Cannot Increase category cannot increase unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4); 12 CFR 1026.19(f)(2)(v)).	XXX	Verified credit history - XXX Credit score exceeds minimum XXX score per guidelines.; Disposable Income - Borrower has $XXX in disposable income.;	XXX - Exception is cleared with the attached pricing sheet and borrower rate lock agreement. XXX extension due to lock expiring prior to disbursement.

XXX- Lender posted response is insufficient to satisfy the exception.
												--Finding remains. Lender indicates reduced credit is due to lock extension. Borrower rate lock expired XXX. Closing date XXX is prior to the lock expiring.	XXX - Exception is cleared with the attached loan detail report and borrower XXX agreement. XXX extension due to XXX expiring prior to disbursement.	XXX	C	A	C	A	C	A	C	A	C	A
2025030315	XXX	XXX	XXX	Compliance	Missing Evidence of Re-disclosure and a valid XXX for the sum of non-specific (lump sum) lender credits and specific lender credits (XXX) that have decreased from the amount disclosed on the Loan Estimate/Closing Disclosure.	XXX	1	Closed	Missing XXX for decrease in lender credits on CD issued XXX. XXX dated XXX pg 272 does not disclose a reason for a change. (Prior XXX issued XXX does not state credits are for tolerance violation, and are listed as general credits only.) --
The sum of non-specific (XXX) lender credits and specific lender credits ($XXX) has decreased from the amount disclosed on the Closing Disclosure sent on XXX, ($XXX). Non-specific lender credits are generalized payments that do not pay for a particular fee. Specific lender credits are specific payments to pay for a specific fee. The total amount of non-specific and specific lender credits cannot decrease unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure. (12 CFR 1026.19e)(3)(i) and comments 19(e)(3)(i)-5 and -6; 12 CFR 1026.37(g)(6); 12 CFR 1026.38(h)).	XXX	Verified credit history - XXX Credit score exceeds minimum XXX score per guidelines.; Disposable Income - Borrower has $XXX in disposable income.;	XXX - Exception is cleared with the attached pricing sheet and borrower rate lock agreement. XXX extension due to lock expiring prior to disbursement.

XXX - Lender posted response is insufficient to satisfy the exception.
--Finding remains. Provide borrower rate lock agreement.

XXX - Lender posted response is insufficient to satisfy the exception.
												--Finding remains. Lender indicates reduced credit is due to lock extension. Borrower rate lock expired XXX. Closing date XXX is prior to the lock expiring.	XXX- Exception is cleared with the attached pricing sheet and borrower XXX agreement. XXX extension due to lock expiring prior to disbursement.	XXX	C	A	C	A	C	A	C	A	C	A
2025030322	XXX	XXX	XXX	Property	Non-Warrantable XXX	XXX	2	Acknowledged	Per XXX questionnaire XXX owns XXX of the XXX units. Lender approved exception page 142.	XXX	Verified credit history - XXX Credit score exceeds minimum XXX score per guidelines.; Disposable Income - Borrower has $XXX in residual income.;	XXX Investor Acknowledged Exception	Client: Investor Acknowledged Exception	XXX	C	B	C	B	C	B	C	B	C	B
2025030322	XXX	XXX	XXX	Credit	Payoff/Demand Statement has a discrepancy in the data	XXX	1	Closed	Authorization to close XXX to future draws is not signed by the borrower. Page 785.	XXX	Verified credit history - XXX Credit score exceeds minimum XXX score per guidelines.; Disposable Income - Borrower has $XXX in residual income.;	XXX - Exception is cleared with the attached Authorization to Close XXX.	XXX - Exception is cleared with the attached Authorization to Close XXX.	XXX	C	A	C	A	C	A	C	A	C	A
2025030313	XXX	XXX	XXX	Compliance	Mortgage/Deed of Trust is not Recorded	XXX	1	Closed	Missing copy of lender's instructions to the closing agent to verify the requirement to record XXX a copy of the recorded mortgage.	XXX	Verified housing payment history - XXX months of mortgage history paid XXX, verified per credit report. ; Verified credit history - XXX qualifying credit scores, minimum required of XXX. No material derogatory credit. ;	XXX - Exception is cleared with the attached copy of the recorded mortgage.	XXX - Exception is cleared with the attached copy of the recorded mortgage.	XXX	C	A	C	A	C	A	C	A	C	A
2025030313	XXX	XXX	XXX	Credit	Missing Borrower Years in Field of Work	XXX	2	Acknowledged	Final 1003 does not disclose Years in Field of Work.	XXX	Verified housing payment history - XXX months of mortgage history paid XXX, verified per credit report. ; Verified credit history - XXX qualifying credit scores, minimum required of XXX. No material derogatory credit. ;		Client: XXX Non-Material	XXX	C	B	C	B	C	B	C	B	C	B
2025030313	XXX	XXX	XXX	Compliance	Missing Evidence of Re-disclosure and a valid XXX for the sum of non-specific (XXX) lender credits and specific lender credits (XXX) that have decreased from the amount disclosed on the Loan Estimate/Closing Disclosure.	XXX	1	Closed	Missing XXX for decreased lender credit. XXX dated XXX reflects lender credit of XXX. Final XXX dated XXX reflects lender credit of XXX. -- The sum of non-specific (XXX) lender credits and specific lender credits ($XXX) has decreased from the amount disclosed on the Closing Disclosure sent on XXX, ($XXX). Non-specific lender credits are generalized payments that do not pay for a particular fee. Specific lender credits are specific payments to pay for a specific fee. The total amount of non-specific and specific lender credits cannot decrease unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure. (12 CFR 1026.19e)(3)(i) and comments 19(e)(3)(i)-5 and -6; 12 CFR 1026.37(g)(6); 12 CFR 1026.38(h)).
									The sum of non-specific (XXX) lender credits and specific lender credits ($XXX) has decreased from the amount disclosed on the Closing Disclosure sent on XXX, ($XXX). Non-specific lender credits are generalized payments that do not pay for a particular fee. Specific lender credits are specific payments to pay for a specific fee. The total amount of non-specific and specific lender credits cannot decrease unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure. (12 CFR 1026.19e)(3)(i) and comments 19(e)(3)(i)-5 and -6; 12 CFR 1026.37(g)(6); 12 CFR 1026.38(h)).	XXX	Verified housing payment history - XXX months of mortgage history paid XXX, verified per credit report. ; Verified credit history - XXX qualifying credit scores, minimum required of XXX. No material derogatory credit. ;	XXX - Exception is cleared with the attached XXX, loan amount increased resulting in a pricing change.	XXX - Exception is cleared with the attached XXX, loan amount increased resulting in a pricing change.	XXX	C	A	C	A	C	A	C	A	C	A
2025030313	XXX	XXX	XXX	Credit	Tax Returns/Transcripts are Insufficient	XXX	2	Acknowledged	Per XXX notes (pg 698) there is an Investor Exception for lack of XXX full years of tax returns as well as XXX job not having XXX year history. Missing evidence of approved exception.	XXX	Verified housing payment history - XXX months of mortgage history paid XXX, verified per credit report. ; Verified credit history - XXX qualifying credit scores, minimum required of XXX. No material derogatory credit. ;	XXX- Investor Acknowledged Exception.	Client: XXX- Investor Acknowledged Exception.	XXX	C	B	C	B	C	B	C	B	C	B
2025030324	XXX	XXX	XXX	Credit	Missing evidence of Hazard Insurance	XXX	1	Closed	Missing copy of declarations page for subject property. File only contains XXX and invoice.	XXX	Verified credit history - XXX Credit score exceeds minimum XXX per guidelines.; Disposable Income - Borrowers have $XXX in verified disposable income.; Verified reserves - Borrowers have more than XXX mths verified reserves.;		XXX received. XXX in file XXX.	XXX	C	A	C	A	C	A	C	A	C	A
2025030324	XXX	XXX	XXX	Credit	Missing Employment doc (XXX)	XXX	1	Closed	Borrower 1 employment verification lists start date XXX instead of disclosed XXX. Letter of explanation states company switched XXX companies but that would not explain why the companies do not match on the XXX or why the XXX has a start date discrepancy. Provide explanation for the discrepancy with supporting documentation.	XXX	Verified credit history - XXX Credit score exceeds minimum XXX per guidelines.; Disposable Income - Borrowers have $XXX in verified disposable income.; Verified reserves - Borrowers have more than XXX mths verified reserves.;	XXX Recd from lender: We have the full XXX covering the time borrower states employed. The XXX attached states his company changed payroll services which explains the XXX. XXX search shows XXX is owned by XXX which is listed on paystubs.	XXX XXX from XXX confirm original start date of XXX- XXX and new start date of XXX. Per borrower XXX company hired a XXX party to handle XXX which is ran by XXX. XXX from XXX.	XXX	C	A	C	A	C	A	C	A	C	A
2025030323	XXX	XXX	XXX	Compliance	Mortgage/Deed of Trust is not Recorded	XXX	1	Closed	Missing copy of recorded Mortgage XXX a copy of the lender's closing instructions to the closing agent to verify the requirement to record.	XXX	Verified reserves - XXX mths reserves w/a minimum requirement of XXX.; Verified credit history - XXX fico w/a minimum requirement of XXX.;		XXX Copy of the lender's closing instructions to the closing agent which verify the requirement to record received.	XXX	C	A	C	A	C	A	C	A	C	A
2025030325	XXX	XXX	XXX	Compliance	XXX Appraisal Requirements are Not Met	XXX	1	Closed	Appraiser did not include an executed certification stating the appraisal was prepared in accordance with XXX of XXX and any implementing regulations.	XXX	Verified employment history - Borrowers have XXX and XXX months on current jobs.; Disposable Income - Borrowers have $XXX in disposable income.;	XXX - Recd revised appraisal report with appraiser XXX.	XXX - Recd revised appraisal report with appraiser XXX.	XXX	C	A	C	A	C	A	C	A	C	A
2025030325	XXX	XXX	XXX	Property	Missing Third Party Appraisal Review	XXX	1	Closed	Missing required third party appraisal review as XXX score exceeds XXX.	XXX	Verified employment history - Borrowers have XXX and XXX months on current jobs.; Disposable Income - Borrowers have $XXX in disposable income.;	XXX - Recd post-close XXX supporting the original appraisal value with XXX% variance.	XXX - Recd post-close XXX supporting the original appraisal value with XXX% variance.	XXX	C	A	C	A	C	A	C	A	C	A